Financial Risk Factors and Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Financial Risk Factors and Risk Management
Schedule of Contractual Maturities of Non-Derivative Financial Liabilities

€ millions	Carrying	Contractual Cash Flows
	Amount
	12/31/2019	2020	2021	2022	2023	2024	Thereafter
Non-derivative financial liabilities
Trade payables	-1,283	-1,283	0	0	0	0	0
Lease liabilities	-2,203	-431	-363	-284	-224	-190	-1,019
Other financial liabilities	-13,912	-2,888	-630	-3,414	-1,095	-1,231	-5,467
Total of non-derivative financial liabilities	-17,398	-4,602	-993	-3,698	-1,319	-1,421	-6,486

€ millions	Carrying	Contractual Cash Flows
	Amount
	12/31/2018	2019	2020	2021	2022	2023	Thereafter
Non-derivative financial liabilities
Trade payables	-1,265	-1,265	0	0	0	0	0
Financial liabilities	-11,602	-1,149	-1,585	-622	-1,410	-1,097	-6,689
Total of non-derivative financial liabilities	-12,866	-2,414	-1,585	-622	-1,410	-1,097	-6,689

Schedule of Contractual Maturities of Derivative Financial Liabilities and Financial Assets

€ millions	Carrying	Contractual Cash Flows		Carrying	Contractual Cash Flows
	Amount			Amount
	12/31/2019	2020	Thereafter	12/31/2018	2019	Thereafter
Derivative financial liabilities and assets
Derivative financial liabilities
Currency derivatives not designated as hedging instruments	-55			-64
Cash outflows		-2,865	-3		-2,111	-11
Cash inflows		2,816	0		2,062	0
Currency derivatives designated as hedging instruments	-11			-9
Cash outflows		-415	0		-340	0
Cash inflows		401	0		330	0
Interest rate derivatives designated as hedging instruments	-16			-3
Cash outflows		-28	-536		-15	-27
Cash inflows		36	515		13	26
Total of derivative financial liabilities	-82	-55	-24	-76	-61	-12
Derivative financial assets
Currency derivatives not designated as hedging instruments	33			100
Cash outflows		-3,442	0		-4,025	0
Cash inflows		3,468	0		4,076	0
Currency derivatives designated as hedging instruments	3			2
Cash outflows		-114	0		-203	0
Cash inflows		117	0		202	0
Interest rate derivatives designated as hedging instruments	9			11
Cash outflows		-14	-18		-8	-14
Cash inflows		17	24		19	15
Total of derivative financial assets	44	32	6	113	61	1
Total of derivative financial liabilities and assets	-37	-23	-18	37	0	-11

Cash, Time Deposits And Debt Securities
Financial Risk Factors and Risk Management
Summary of Credit Risk Exposure

€ millions, unless otherwise stated	2019
	Equivalent to External	Weighted Average Loss	Gross Carrying Amount Not	Gross Carrying Amount	ECL Allowance
	Rating	Rate	Credit-Impaired	Credit-Impaired
Risk class 1 - low risk	AAA to BBB-	-0.1%	3,838	0	-3
Risk class 2 - high risk	BB to D	0.0%	23	0	0
Risk class 3 - unrated	NA	-5.0%	52	0	-3
Total		-0.2%	3,913	0	-6

€ millions, unless otherwise stated	2018
	Equivalent to External	Weighted Average Loss	Gross Carrying Amount Not	Gross Carrying Amount	ECL Allowance
	Rating	Rate	Credit-Impaired	Credit-Impaired
Risk class 1 - low risk	AAA to BBB–	-0.1%	7,406	0	-5
Risk class 2 - high risk	BB to D	0.0%	34	0	0
Risk class 3 - unrated	NA	-3.3%	30	0	-1
Total		-0.1%	7,470	0	-6

Trade receivables and contract assets
Financial Risk Factors and Risk Management
Summary of Credit Risk Exposure

€ millions, unless otherwise stated	2019
	Weighted Average Loss Rate	Gross Carrying Amount Not	Gross Carrying Amount Credit-	ECL Allowance
		Credit-Impaired	Impaired
AR not due and due	-0.2%	5,226	0	-9
AR overdue 1 to 30 days	-0.5%	733	36	-4
AR overdue 30 to 90 days	-0.8%	668	23	-5
AR overdue more than 90 days	-11.1%	869	158	-114
TOTAL	-1.7%	7,496	217	-131

€ millions, unless otherwise stated	2018
	Weighted Average Loss Rate	Gross Carrying Amount Not	Gross Carrying Amount Credit-	ECL Allowance
		Credit-Impaired	Impaired
AR not due and due	-0.3%	4,288	0	-13
AR overdue 1 to 30 days	-0.3%	749	15	-2
AR overdue 30 to 90 days	-0.5%	551	8	-3
AR overdue more than 90 days	-13.0%	558	125	-89
TOTAL	-1.7%	6,146	148	-107

Schedule of Movement in ECL Allowance for Trade Receivables and Contract Assets

€ millions	2019	2018
	ECL Allowance	ECL Allowance
Balance as at 1/1 under IFRS 9	-107	-99
Net credit losses recognized	-38	-18
Amounts written off	13	10
Balance as at 12/31	-131	-107

Foreign Currency
Financial Risk Factors and Risk Management
Schedule of Designated Hedged Items

€ millions	Forecasted License Payments
2019
Change in value used for calculating hedge ineffectiveness	-7
Cash flow hedge	-7
Cost of hedging	-2
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0

Schedule of Designated Hedged Instruments

€ millions	Forecasted License Payments
2019
Nominal amount	518
Carrying amount
Other financial assets	3
Other financial liabilities	-11
Change in value recognized in OCI	7
Hedge ineffectiveness recognized in finance income, net	0
Cost of hedging recognized in OCI	2
Amount reclassified from cash flow hedge in OCI to other non-operating income, net	-22
Amount reclassified from cost of hedging in OCI to finance income, net	-6

Schedule of Details on Hedging Instruments

	Maturity
	2019
	1 to 6 months	7 to 12 months
Forward exchange contracts
Net exposure in € millions	324	193
Average EUR:GBP forward rate	88.77	89.84
Average EUR:JPY forward rate	121.97	119.32
Average EUR:CHF forward rate	1.11	1.09
Average EUR:AUD forward rate	1.63	1.65

Schedule of Risk Exposure

€ billions	2019	2018
Year-end exposure toward all our major currencies	1.0	6.3
Average exposure	0.7	2.1
Highest exposure	1.0	6.3
Lowest exposure	0.6	0.7

Summary of Sensitivity Analysis

€ millions	Effects on Other Non-Operating Expense, Net			Effects on Other Comprehensive Income
	2019	2018	2017	2019	2018	2017
Derivatives held within a designated cash flow hedge relationship
All major currencies –10% (2018: all major currencies –10%; 2017: all major currencies –10%)				53	62	71
All major currencies +10% (2018: all major currencies +10%; 2017: all major currencies +10%)				-53	-62	-71
Embedded derivatives
All currencies –10%	53	11	15
All currencies +10%	-53	-11	-15
FX option held in connection with the acquisition of Qualtrics
USD –10%	0	-29	0
USD +10%	0	559	0

Interest Rate Risk
Financial Risk Factors and Risk Management
Schedule of Designated Hedged Items

€ millions	2019
	Fixed-Rate	Fixed-Rate
	Borrowing in EUR	Borrowing in USD
Notional amount	3,750	545
Carrying amount	3,707	545
Accumulated fair value adjustments in Other financial liabilities	25	-38
Change in fair value used for measuring ineffectiveness	25	-11
Accumulated amount of fair value hedge adjustments for hedged items ceased to be adjusted for hedging gains/losses	0	-28

Schedule of Designated Hedged Instruments

€ millions	2019
	Interest Rate	Interest Rate
	Swaps for	Swaps for
	EUR Borrowing	USD Borrowing
Notional amount	3,750	545
Carrying amount
Other financial assets	0	9
Other financial liabilities	-16	0
Change in fair value used for measuring ineffectiveness	-16	9

Schedule of Details on Hedging Instruments

€ millions							2019
							Maturity
	2020	2022	2024	2027	2028	2030	2031
EUR interest rate swaps
Nominal amounts				1,000	1,000	500	1,250
Average variable interest rate				1.528%	0.952%	0.927%	1.090%
USD interest rate swaps
Nominal amounts	258	198	89
Average variable interest rate	2.516%	2.491%	2.370%

Schedule of Risk Exposure

€ billions	2019				2018
	Year-End	Average	High	Low	Year-End	Average	High	Low
Fair value interest rate risk
From investments	0.03	0.05	0.07	0.03	0.08	0.09	0.10	0.08
Cash flow interest rate risk
From investments (including cash)	4.32	4.32	5.04	3.89	4.24	4.16	5.65	3.50
From financing	3.92	4.25	4.43	3.92	1.96	2.08	2.32	1.45
From interest rate swaps	4.29	3.05	5.06	1.28	1.28	1.31	1.36	1.27

Summary of Sensitivity Analysis

€ millions	Effects on Financial Income, Net
	2019	2018	2017
Derivatives held within a designated fair value hedge relationship
Interest rates +50bps for U.S. dollar area/+10bps for euro area (2018: +100/+30bps for U.S. dollar/euro area; 2017: +100/+25bps for U.S. dollar/euro area)	-41	-20	-26
Interest rates –50bps for U.S. dollar/–20bps for euro area (2018: –25 /–10bps for U.S. dollar/euro area; 2017: –25bps for U.S. dollar/euro area)	76	5	9
Variable-rate financing
Interest rates +50bps for U.S. dollar area/+10bps for euro area (2018: +100/+30bps for U.S. dollar/euro area; 2017: +25bps for euro area)	-8	-24	-5
Interest rates –50bps for U.S. dollar/–20bps for for euro area (2018: –25/–10bps for U.S. dollar/euro area; 2017: –25bps for euro area)	8	4	0

Equity Price Risk
Financial Risk Factors and Risk Management
Summary of Sensitivity Analysis

€ millions	2019	2018	2017
Investments in equity securities
Increase in equity prices and respective unobservable inputs of 10% - increase of financial income, net by	156	65	56
Decrease in equity prices and respective unobservable inputs of 10% - decrease of financial income, net by	-156	-65	-56
Share-based payments
Increase in equity prices of 20%
Increase of share-based payment expenses by	-298	-279	-371
Increase of offsetting gains from hedging instruments by	48	57	65
Decrease in equity prices of 20%
Decrease of share-based payment expenses by	307	262	337
Decrease of offsetting gains from hedging instruments by	-46	-44	-46